Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling interests
Noncontrolling interests
Year Ended December 31,	2014	2013	2012

(Dollars in thousands)
Net income (loss) attributable to TDS shareholders	$(136,355)	$141,927	$81,861
Transfer (to) from the noncontrolling interests
Change in TDS’ Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(12,420)	(14,135)	(8,854)
Change in TDS’ Capital in excess of par value from U.S. Cellular’s repurchase of U.S. Cellular shares	1,296	3,370	4,789
Change in TDS’ Capital in excess of par value from common control transaction	7,484	-	-
Purchase of ownership in subsidiaries from noncontrolling interests	(1,034)	(123)	4,397
Net transfers (to) from noncontrolling interests	(4,674)	(10,888)	332
Change from net income (loss) attributable to TDS shareholders and transfers (to) from noncontrolling interests	$(141,029)	$131,039	$82,193